Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the calculation of basic and diluted net (loss) income per share:

	Year Ended December 31,
	2019	2020	2021

	(in thousands, except share and per share data)
Numerator:
Net loss	$(17,707)	$(21,996)	$(68,979)
Deemed dividend	—	(825)	—
Net loss attributable to ordinary shareholders	$(17,707)	$(22,821)	$(68,979)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	13,427,020	14,442,172	53,201,603
Net loss per share attributable to ordinary shareholders, basic and diluted	$(1.32)	$(1.58)	$(1.30)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
	2019	2020	2021

Convertible preferred shares	45,786,714	50,657,042	—
Outstanding share options	9,887,125	9,874,165	9,981,394
RSU	—	132,500	967,797
Treasury stock	2,168	2,168	2,168
Total	55,676,007	60,665,875	10,951,359